SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Software Capitalization (Details) - ConnectM Before Business Combination - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INTANGIBLE ASSETS
Software cost capitalization	$ 35,588	$ 145,590
Internal use software
INTANGIBLE ASSETS
Impairment of intangible assets	$ 0	$ 0